Summary of Significant Accounting Policies Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	$ 753	$ 670	$ 607
Valuation Allowances and Reserves, Charged to Cost and Expense	458	175	63
Valuation Allowances and Reserves, Deductions	(280)	(92)	0
Valuation Allowances and Reserves, Ending Balance	$ 931	$ 753	$ 670